Expense Example	Prospectus #1 Delaware Healthcare Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Healthcare Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Healthcare Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Healthcare Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Healthcare Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Healthcare Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Healthcare Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Healthcare Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Healthcare Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Healthcare Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Healthcare Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Healthcare Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #1 Delaware Healthcare Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware Healthcare Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware Healthcare Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware Healthcare Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware Small Cap Growth Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware Small Cap Growth Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware Small Cap Growth Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware Small Cap Growth Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Smid Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Smid Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class R Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Smid Cap Growth Fund Class R Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class R Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class R Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Smid Cap Growth Fund Institutional Class Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Smid Cap Growth Fund Institutional Class Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Smid Cap Growth Fund Institutional Class Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Smid Cap Growth Fund Institutional Class Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class R6 Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware Smid Cap Growth Fund Class R6 Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class R6 Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware Smid Cap Growth Fund Class R6 Expense Example, with Redemption, 10 Years
USD ($)	693	943	1,212	1,978	301	621	1,068	2,306	151	468	808	1,768	100	312	542	1,201	700	965	1,251	2,062	308	645	1,108	2,389	158	492	849	1,856	107	336	584	1,293	676	890	1,121	1,784	283	566	975	2,116	132	412	713	1,568	82	255	444	990	75	233	406	906